Composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Composition of plan assets [Abstract]
Equity securities	₩ 74,631	₩ 256,353
Debt securities	23,713	28,094
Due from banks	1,900,963	1,577,274
Other	139,017	81,923
Plan assets	₩ 2,138,324	₩ 1,943,644